000 B000000 12/31/1998
000 C000000 0000275039
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 6.1
000 J000000 A
001 A000000 TRIFLEX FUND, INC.
001 B000000 811-2818
001 C000000 2813342469
002 A000000 P.O. BOX 58969
002 B000000 HOUSTON
002 C000000 TX
002 D010000 77258
002 D020000 8969
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
007 B000000  0
007 C010100  1
007 C010200  2
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
008 A000001 SECURITIES MANAGEMENT AND RESEARCH, INC.
008 B000001 A
008 C000001 801-8002
008 D010001 HOUSTON
008 D020001 TX
008 D030001 77258
008 D040001 8969
010 A000001 SECURITIES MANAGEMENT AND RESEARCH, INC.
010 C010001 HOUSTON
010 C020001 TX
010 C030001 77258
010 C040001 8969
011 A000001 SECURITIES MANAGEMENT AND RESEARCH, INC.
011 B000001 8-12745
011 C010001 HOUSTON
011 C020001 TX
011 C030001 77258
011 C040001 8969
012 A000001 SECURITIES MANAGEMENT AND RESEARCH, INC.
012 B000001 84-00749
012 C010001 HOUSTON
012 C020001 TX
012 C030001 77258
012 C040001 8969
013 A000001 TAIT, WELLER & BAKER
013 B010001 PHILADELPHIA
013 B020001 PA
013 B030001 19103
013 B040001 2108
015 A000001 MOODY NATIONAL BANK
015 B000001 S
015 C010001 GALVESTON
015 C020001 TX
015 C030001 77550
015 E030001 X
018  000000 Y
019 A000000 Y
019 B000000   10
019 C000000 AMER NAT'L
020 A000001 FIRST BOSTON (THE)
020 B000001 13-5659485
020 C000001      4
020 A000002 OPPENHEIMER & CO., INC.
020 B000002 13-2798343
020 C000002      4
020 A000003 MERRILL LYNCH, PIERCE, FENNER & SMITH, INC.
020 B000003 13-5674085
020 C000003      3
020 A000004 DONALDSON, LUFKIN & JENRETTE, INC.
020 B000004 13-2741729
020 C000004      2
020 A000005 COWEN & COMPANY, INC.
020 B000005 13-5616116
020 C000005      1
020 A000006 PAINEWEBBER, INC.
020 B000006 13-2638166
020 C000006      1
020 A000007 BERNSTEIN (SANFORD C.) & CO., INC.
020 B000007 13-2625874
020 C000007      1
020 A000008 LEHMAN BROTHERS, INC.
020 B000008 13-2618466
020 C000008      0
020 A000009 PRUDENTIAL SECURITIES, INC.
020 B000009 22-2347336
020 C000009      0
020 A000010 JEFFERIES & COMPANY, INC.
020 B000010 95-2622900
020 C000010      0
021  000000       16
022 A000001 MERRILL LYNCH, PIERCE, FENNER & SMITH, INC.
022 B000001 13-5674085
022 C000001     16932
022 D000001     17401
022 A000002 GOLDMAN, SACHS, & CO.
022 B000002 13-5108880
022 C000002     15585
022 D000002     15479
022 A000003 LEHMAN BROTHERS, INC.
022 B000003 13-2618466
022 C000003      9022
022 D000003      8745
022 A000004 FIRST BOSTON (THE)
022 B000004 13-5659485
022 C000004      7892
022 D000004      7909
022 A000005 FIRST CHICAGO CAPITAL MARKETS, INC.
022 B000005 36-3595942
022 C000005      5819
022 D000005      5925
022 A000006 BANK OF AMERICA NT & SA
022 B000006 94-1687665
022 C000006      1888
022 D000006      1890
022 A000007 OPPENHEIMER & CO., INC.
022 B000007 13-2798343
022 C000007      1214
022 D000007       674
022 A000008 PRUDENTIAL SECURITIES, INC.
022 B000008 22-2347336
022 C000008      1166
022 D000008        94
022 A000009 DONALDSON, LUFKIN & JENRETTE, INC.
022 B000009 13-2741729
022 C000009       316
022 D000009       744
022 A000010 PAINEWEBBER, INC.
022 B000010 13-2638166
022 C000010       271
022 D000010       301
023 C000000      61057
023 D000000      60410
024  000000 N
025 D000001       0
025 D000002       0
025 D000003       0
025 D000004       0
025 D000005       0
025 D000006       0
025 D000007       0
025 D000008       0
026 A000000 N
026 B000000 N
026 C000000 N
026 D000000 Y
026 E000000 N
026 F000000 N
026 G010000 N
026 G020000 N
026 H000000 N
027  000000 Y
028 A010000        74
028 A020000         0
028 A030000         0
028 A040000       195
028 B010000       303
028 B020000         0
028 B030000         0
028 B040000       230
028 C010000       312
028 C020000      1047
028 C030000         0
028 C040000       314
028 D010000       792
028 D020000         0
028 D030000         0
028 D040000       184
028 E010000       352
028 E020000         0
028 E030000         0
028 E040000       171
028 F010000       321
028 F020000       147
028 F030000         0
028 F040000       186
028 G010000      2154
028 G020000      1194
028 G030000         0
028 G040000      1280
028 H000000      1436
029  000000 Y
030 A000000     76
030 B000000  5.75
030 C000000  0.00
031 A000000      1
031 B000000      0
032  000000      0
033  000000     75
034  000000 N
035  000000      0
036 B000000      0
037  000000 N
038  000000      0
039  000000 N
040  000000 N
042 A000000   0
042 B000000   0
042 C000000   0
042 D000000   0
042 E000000   0
042 F000000   0
042 G000000   0
042 H000000   0
043  000000      0
044  000000      0
045  000000 Y
046  000000 N
047  000000 Y
048  000000  0.000
048 A010000   100000
048 A020000 0.750
048 B010000   100000
048 B020000 0.625
048 C010000   100000
048 C020000 0.500
048 D010000        0
048 D020000 0.400
048 E010000        0
048 E020000 0.000
048 F010000        0
048 F020000 0.000
048 G010000        0
048 G020000 0.000
048 H010000        0
048 H020000 0.000
048 I010000        0
048 I020000 0.000
048 J010000        0
048 J020000 0.000
048 K010000        0
048 K020000 0.000
049  000000 N
050  000000 N
051  000000 N
052  000000 N
053 A000000 Y
053 B000000 Y
053 C000000 N
054 A000000 Y
054 B000000 Y
054 C000000 Y
054 D000000 N
054 E000000 N
054 F000000 N
054 G000000 Y
054 H000000 Y
054 I000000 N
054 J000000 Y
054 K000000 N
054 L000000 Y
054 M000000 Y
054 N000000 N
054 O000000 Y
055 A000000 N
055 B000000 N
056  000000 Y
057  000000 N
058 A000000 N
059  000000 Y
060 A000000 Y
060 B000000 Y
061  000000      100
062 A000000 N
062 B000000   0.0
062 C000000   0.0
062 D000000   0.0
062 E000000   0.0
062 F000000   0.0
062 G000000   0.0
062 H000000   0.0
062 I000000   0.0
062 J000000   0.0
062 K000000   0.0
062 L000000   0.0
062 M000000   0.0
062 N000000   0.0
062 O000000   0.0
062 P000000   0.0
062 Q000000   0.0
062 R000000   0.0
063 A000000   0
063 B000000  0.0
066 A000000 Y
066 B000000 N
066 C000000 N
066 D000000 N
066 E000000 Y
066 F000000 N
066 G000000 N
067  000000 Y
068 A000000 N
068 B000000 N
069  000000 N
070 A010000 Y
070 A020000 N
070 B010000 Y
070 B020000 N
070 C010000 Y
070 C020000 N
070 D010000 N
070 D020000 N
070 E010000 N
070 E020000 N
070 F010000 N
070 F020000 N
070 G010000 N
070 G020000 N
070 H010000 N
070 H020000 N
070 I010000 N
070 I020000 N
070 J010000 N
070 J020000 N
070 K010000 N
070 K020000 N
070 L010000 Y
070 L020000 Y
070 M010000 N
070 M020000 N
070 N010000 N
070 N020000 N
070 O010000 N
070 O020000 N
070 P010000 N
070 P020000 N
070 Q010000 N
070 Q020000 N
070 R010000 N
070 R020000 N
071 A000000      4723
071 B000000      4082
071 C000000     25493
071 D000000   16
072 A000000 12
072 B000000      756
072 C000000      260
072 D000000        0
072 E000000        0
072 F000000      198
072 G000000        0
072 H000000        0
072 I000000       66
072 J000000       25
072 K000000        0
072 L000000       11
072 M000000       27
072 N000000       22
072 O000000        0
072 P000000        0
072 Q000000        0
072 R000000       10
072 S000000        1
072 T000000        0
072 U000000        0
072 V000000        0
072 W000000        7
072 X000000      367
072 Y000000       33
072 Z000000      682
072AA000000      482
072BB000000        0
072CC010000     2418
072CC020000        0
072DD010000      664
072DD020000        0
072EE000000      908
073 A010000   0.0470
073 A020000   0.0000
073 B000000   0.6600
073 C000000   0.0000
074 A000000       60
074 B000000        0
074 C000000     1489
074 D000000    10101
074 E000000      171
074 F000000    17351
074 G000000        0
074 H000000        0
074 I000000        0
074 J000000       33
074 K000000        0
074 L000000      216
074 M000000       22
074 N000000    29443
074 O000000        0
074 P000000       23
074 Q000000        0
074 R010000        0
074 R020000        0
074 R030000        0
074 R040000       53
074 S000000        0
074 T000000    29367
074 U010000     1496
074 U020000        0
074 V010000    19.63
074 V020000     0.00
074 W000000   0.0000
074 X000000     2162
074 Y000000        0
075 A000000        0
075 B000000    26743
076  000000     0.00
077 A000000 Y
077 B000000 Y
078  000000 N
080 A000000 ICI MUTUAL INS. CO.
080 C000000     2875
081 A000000 Y
081 B000000   6
082 A000000 Y
082 B000000       25
083 A000000 N
083 B000000        0
084 A000000 N
084 B000000        0
085 A000000 Y
085 B000000 N
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
SIGNATURE   BRENDA KOELEMAY
TITLE       VP/TREASURER
[ARTICLE] 6
[CIK] 0000275039
[NAME] TRIFLEX FUND, INC.

[PERIOD-TYPE]                   12-MOS
[FISCAL-YEAR-END]                          DEC-31-1998
[PERIOD-END]                               DEC-31-1998
[INVESTMENTS-AT-COST]                         22299394
[INVESTMENTS-AT-VALUE]                        29112344
[RECEIVABLES]                                   248636
[ASSETS-OTHER]                                   22238
[OTHER-ITEMS-ASSETS]                             60061
[TOTAL-ASSETS]                                29443279
[PAYABLE-FOR-SECURITIES]                             0
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                        76175
[TOTAL-LIABILITIES]                              76175
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                      21046344
[SHARES-COMMON-STOCK]                          1496411
[SHARES-COMMON-PRIOR]                          1410260
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                          11399
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                       6812950
[NET-ASSETS]                                  29367104
[DIVIDEND-INCOME]                               259664
[INTEREST-INCOME]                               756839
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                  334182
[NET-INVESTMENT-INCOME]                         682321
[REALIZED-GAINS-CURRENT]                        482000
[APPREC-INCREASE-CURRENT]                      2417733
[NET-CHANGE-FROM-OPS]                          3582054
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                       663775
[DISTRIBUTIONS-OF-GAINS]                        908074
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                         204284
[NUMBER-OF-SHARES-REDEEMED]                     202186
[SHARES-REINVESTED]                              84053
[NET-CHANGE-IN-ASSETS]                         1518827
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                       418927
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                           198438
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                 367636
[AVERAGE-NET-ASSETS]                          26743048
[PER-SHARE-NAV-BEGIN]                            18.32
[PER-SHARE-NII]                                   0.48
[PER-SHARE-GAIN-APPREC]                           1.96
[PER-SHARE-DIVIDEND]                              0.47
[PER-SHARE-DISTRIBUTIONS]                         0.66
[RETURNS-OF-CAPITAL]                              0.00
[PER-SHARE-NAV-END]                              19.63
[EXPENSE-RATIO]                                   1.25
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0
Expenses for the calculation are net of a reimbursement from Securities
Management and Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.37%.






REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
ON INTERNAL CONTROL STRUCTURE



The Board of Directors
SM&R Equity Funds
     (Formerly American National Funds Group)
Galveston, Texas


In planning and performing our audits of the financial statements of SM&R Growth Fund, Inc. (formerly American National Growth Fund, Inc.), SM&R Equity Income Fund, Inc. (formerly American National Income Fund, Inc.), and SM&R Balanced Fund, Inc. (formerly Triflex Fund, Inc.) for the year ended
December 31, 1998, we considered their internal control structure, including procedures for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control structure.

The management of the Funds is responsible for establishing and maintaining an internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and
related costs of internal control structure policies and procedures.   Two of
the objectives of an internal control structure are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition, and that transactions are executed in accordance with management's authorization and recorded properly to permit preparation of financial statements in conformity with generally accepted accounting principles.

Because of inherent limitations in any internal control structure, errors or
irregularities may occur and not be detected.   Also, projection of any
evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of the internal control structure would not necessarily disclose all matters in the internal control structure that might be material weaknesses under standards established by the American Institute of Certified
Public Accountants.   A material weakness is a condition in which the design
or operation of the specific internal control structure elements does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in
the normal course of performing their assigned functions.   However, we noted
no matters involving the internal control structure, including procedures for safeguarding securities, that we consider to be material weaknesses, as defined above, as of December 31, 1998.

This report is intended solely for the information and use of management and the Securities and Exchange Commission, and should not be used for any other purpose.

Tait Weller and Baker


Philadelphia, Pennsylvania
January 29, 1999